John Hancock Declaration Funds
                 Supplement to the Prospectus dated May 1, 2002


John Hancock V.A. Financial Industries Fund
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The "Portfolio Managers" section for the John Hancock V.A. Financial Industries
Fund has been deleted and replaced with the following:

         PORTFOLIO MANAGERS

         James K. Schmidt, CFA

         Executive vice president of adviser
         Joined fund team in 1997
         Joined adviser in 1985
         Began business career in 1979


         Thomas C. Goggins

         Senior vice president of adviser
         Joined fund team in 1998
         Joined adviser in 1995
         Began business career in 1981


July 10, 2002